Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) client	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) client	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Cash equivalents		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		1,835,000	1,835,000	1,835,000	1,835,000	1,835,000	1,845,000	2,103,000
Accrued revenue included in accounts receivable		47,900,000	47,900,000		47,900,000		5,100,000	36,200,000
Product Information [Line Items]
Accounts receivable, net of allowance		66,021,000	66,021,000		66,021,000		40,802,000	71,048,000
Variable Interest Entity [Line Items]
Assets		663,660,000	663,660,000		663,660,000		542,953,000	524,845,000
Property Plant And Equipment [Line Items]
Deferred offering costs		0	0		0		9,100,000	14,800,000
Previous deferred offering costs expensed	$ 14,800,000
Payable to carrying broker or other counterparty		12,800,000	12,800,000		12,800,000		100,000
Receivable from carrying broker or other counterparty		$ 12,815,000	$ 12,815,000	0	$ 12,815,000	0	$ 100,000
Tax savings agreement, percent		85.00%	85.00%		85.00%
Finite-lived intangible asset, useful life					10 years		10 years
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partner's Capital		$ 125,207,000	$ 125,207,000		$ 125,207,000		$ 74,183,000	81,905,000
Revenues			177,427,000	122,844,000	602,749,000	329,841,000	518,986,000	533,297,000	$ 701,989,000
Total expense			187,754,000	$ 121,312,000	535,546,000	$ 352,605,000	533,582,000	688,416,000	809,406,000
Net income (loss)		(9,023,000)	3,476,000		(9,023,000)		$ (24,342,000)	(164,019,000)	(125,757,000)
Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life							5 years
Software
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life							3 years
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash							$ 1,800,000	1,800,000
PWP OpCo
Variable Interest Entity [Line Items]
Assets		259,900,000	259,900,000		259,900,000		74,200,000
Client Accounting for More than 10% of Aggregate Receivable
Product Information [Line Items]
Accounts receivable, net of allowance		$ 26,500,000	$ 26,500,000		$ 26,500,000		$ 0	$ 43,400,000
Number of clients over 10% benchmark | client					1			3
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partner's Capital										$ 0
Revenues									(500,000)
Total expense									600,000
Net income (loss)									$ (1,100,000)
Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partner's Capital								$ (200,000)